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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07677
                                    --------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  8401 Colesville Road, Suite 320        Silver Spring, Maryland       20910
--------------------------------------------------------------------------------
             (Address of principal executive offices)                (Zip code)

                                Eugene A. Profit

                          Profit Investment Management
            8401 Colesville Road, Suite 320 Silver Spring, MD 20910
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059
                                                     ---------------------------
Date of fiscal year end:        September 30, 2008
                            -----------------------------------

Date of reporting period:       March 31, 2008
                            -----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                THE PROFIT FUND

                                  PROFIT FUNDS
                                 [LOGO OMITTED}
                                INVESTMENT TRUST
                                     PVALX


                               SEMI-ANNUAL REPORT
                                 March 31, 2008
                                  (Unaudited)

THE PROFIT FUND
LETTER TO SHAREHOLDERS
================================================================================

May 21, 2008

Dear Profit Fund Shareholder,

During the six month period ending March 31, 2008, the Profit Fund (the "Fund") declined 9.65 percent versus the S&P 500 Index's (the "Index") negative 12.46 percent return. The graphic and table below show the historical performance (in percentage terms) of the Fund and the S&P 500 Index over each fiscal year since 1998.

                     The Profit Fund vs. The S&P 500 Index
              (Total Returns for Fiscal Years Ended September 30)

                              [BAR CHART OMITTED]

                  1998     1999     2000      2001      2002     2003     2004     2005     2006     2007     2008
-------------------------------------------------------------------------------------------------------------------
THE PROFIT FUND  -0.57%   42.52%   26.14%   -31.37%   -17.59%   30.04%   14.28%    9.82%    7.10%   16.92%   -9.65%
S&P 500 INDEX     9.57%   27.80%   13.28%   -26.62%   -20.49%   24.40%   13.87%   12.25%   10.79%   16.44%  -12.46%

MARKET REVIEW:
Consumer Staples was up only 1.54 percent for the six month period, yet for that time period, it was the best performing sector in the Index. In fact, it was the only sector in the Index with positive returns. Within the sector, Wal-Mart was the largest contributor to the performance of both the Index and the Fund. Aside from the company specific initiatives to improve returns, Wal-Mart has benefited from the slowing economy which has caused cash strapped consumers to emphasize value.

The two worst sectors during the last six months, Telecomm Service and Financials, declined 18% and 26%, respectively. Telecomm Service took a pause after two great years. The decline was led by Sprint, Quest Communications and Centurytel.

Verizon Communications, our only holding in the sector, also declined by 16%. Fortunately, we avoided the largest detractors from Telecomm Service sector performance.

It is no surprise that the worse performing sector continues to be Financials. The housing slowdown was the catalyst for the weakness in Financials. Currently, we see no signs of stabilization in the housing market. Some investors are beginning to look beyond the current environment toward what they hope will be brighter days on the horizon. Unfortunately, we expect yet another wave of writedowns as a result of HELOC losses, credit card losses and small business loan losses. Consequently, we continue to remain negative on banks, specialty finance, and broker/dealers.

Information Technology and Consumer Discretionary, the more cyclical sectors, both declined just over 15%. Both sectors were impacted by the slowdown of the U.S. economy. The declines in Cisco Systems and Google were the primary drivers of the Information Technology sector's performance. This negatively impacted us, since we were overweight Cisco. However, we did benefit from not owning Google and Motorola, which were down 22% and 49%, respectively. Time Warner and Comcast, down 19% and 23%, respectively, were the two largest detractors from Consumer Discretionary returns. Fortunately, we didn't own either of them.

FUND PERFORMANCE:
The Profit Fund outperformed the Index during the six month period ended March 31, 2008, primarily due to our decision to underweight Financials. Further, our selections in the Financials sector excluded some of the worst performers in the Index, like Citigroup, AIG and Fannie Mae.

Additionally, despite the fact that we were overweight the Health Care Sector, which had a negative return of 11.5%, we benefited from our stock selection in the Health Care sector. While the sector underperformed, our health care names outperformed. We were able to offset the negative impact of Amgen and United Health on our portfolio with our position in Gilead Sciences and our timely acquisition of Celgene Corp.

Consumer Discretionary was our worst performing sector. We were overweight Garmin, which turned out to be the worst performing Consumer Discretionary stock. Our decision to own Garmin during the period more than offset the benefits from our decision to overweight Staples, Inc.

We also underperformed the Consumer Staples sector. The benefits from selecting Wal-Mart and Colgate paled in comparison to the drag of Whole Foods Markets on the portfolio. Whole Foods declined 32% during the period, and we were overweight by over 200bps.

PURCHASES AND SALES:

PURCHASES
o ADOBE SYSTEMS, INC., best known for Adobe Acrobat, was under pressure earlier this year as investors feared its growth would begin to slow. We believe Adobe stands to benefit as more consumers incorporate PDF creation software into their daily lives. Recently, Shantanu Narayan, a qualified manager with a decade of experience, was appointed CEO.

o ARCH COAL, INC. was bought due to the global supply demand imbalance of coal. This company will benefit from the growing middle class in China, Russia and India, where coal is an acceptable form of energy.

o BOEING CO. was purchased to participate in the anticipated growth of the global commercial aerospace industry. The valuation was attractive as a result of the 787 delays.

o CELGENE CORP. was purchased at a good valuation when the stock over-reacted on concerns about a competitor's product. However, the dosing and side effect profile of Celgene's drug offer advantages. The company is expected to post roughly 50% earnings growth in 2008 and again in 2009.

o FRANKLIN RESOURCES, INC. is trading at a discount to its peers and below its 5 year average. In the current environment of volatile market returns, asset managers that have wide distribution channels and scale will be better able to mitigate asset flow issues.

o HEWLETT-PACKARD CO. is a leader in various technology products such as PC's and printers. The current CEO, Mark Hurd, has done an exceptional job cutting costs in order to make Hewlett-Packard one of the leanest operators in the business. HP, which generates more than 50% of its revenue from outside the United States, is an effective way to play the demand for technology products from the emerging economies.

o ILLINOIS TOOL WORKS, INC. was purchased because they had not benefited from the strength in the industrial space. Additionally we believe the acquisitions that were closed in 2005 and 2006 ameliorate organic growth numbers.

o JPMORGAN CHASE & CO. is one of the better capitalized companies in the banking arena with an adequate amount set aside for loan loss reserves. JPMorgan will not need to raise dilutive capital like its peers. The acquisition of Bear Stearns will result in a number of operational synergies. The acquisition bolsters certain business lines such as prime brokerage and mortgage backed securities trading.

o LEGG MASON, INC. is trading at a discount to its peers and below its 5 year average PE ratio. We were able to acquire the company at a good valuation because it has been the subject of negative press regarding performance in its flagship Value Trust Fund. As the current market turmoil increases the pool of stocks for value investing, Bill Miller will be able to turn around his fund's performance.

o MARATHON OIL CORP. is the cheapest of the large integrated oil and gas companies in the U.S. The company is well diversified and has a strong book of both domestic and exploration projects. In the current environment of high commodity prices, higher price realizations should lead to greater profits for Marathon.

o QUALCOMM, INC. is the maker of CDMA chipsets and the holder of some of the most important communication patents in the world. We are bullish on Qualcomm because the demand for CDMA and WCDMA handsets in both developed and emerging markets is very strong. The company is currently negotiating a settlement with Nokia over patent disputes which we believe should soon be resolved in Qualcomm's favor.

o WELLS FARGO & CO. is a best in class franchise that will benefit from marginal players exiting the mortgage origination business. The company will be able to capitalize on wider credit spreads to expand its mortgages, loans, and other earning assets. To date, credit performance has been above that of peers.

SALES:
o     ALCOA, INC. was sold because it reached our target price.

o AMERICAN EXPRESS CO. will be negatively impacted by current macroeconomic headwinds, which will pressure operating metrics and drive earnings below management's prior guidance and the market's expectations. Credit card charge-offs are already at high levels. After releasing the most recent quarter's earnings, management would not provide renewed guidance or comments on future charge-offs, leading some to believe that it is either much worse than expected or that management does not have a handle on the situation.

o     COLGATE-PALMOLIVE CO. was sold due to valuation concerns.

o COMCAST CORP., one of the country's top providers of cable, had a terrible earnings report in October. Earnings were significantly below expectations and subscriber metrics were much worse than what was anticipated. In our opinion, it was in the best interest of our shareholders to exit our position.

o CYTYC CORP. was acquired at more than a 30% premium by Hologic, Inc., which we now own.

o     GLOBAL SANTA FE merged with Transocean, Inc.

o HARTFORD FINANCIAL SERVICES GROUP, INC. is highly levered to commercial real estate assets and its equity investment portfolio. Future mark to market losses will result in not only the deterioration of their book value but the contraction of their valuation premium due to the uncertainty associated with business operations.

o EXXON MOBIL CORP. is an industry standard when it comes to investments in the exploration and production sector. However, this is reflected in the stock as it trades near a full valuation. Without any meaningful catalysts we expect the shares to trade sideways. We prefer to focus on investment opportunities in oilfield service companies or smaller exploration and production players.

o TIFFANY & CO. was sold on concerns of the weakening U.S. economy. Even the affluent consumer has begun trading down. This particular retailer will be more acutely impacted by the increase in Wall Street layoffs.

o TRANSOCEAN, INC. is up nearly 93% since the beginning of 2007. While the company continues to benefit from the positive macro trends of high commodity prices (oil and gas) and improving operating margins at exploration and production companies which inspires additional drilling activity, the stock approached our target price.

o UNITEDHEALTH GROUP, INC. was sold in March after a few managed care companies issued earnings warnings and cautious comments. The company's management said its medical cost trends had been stable but left the door open for a potential 1Q earnings miss, which actually did materialize, a month later.

OUTLOOK:
Although market fundamentals remain weak, investor sentiment looks to be slowly turning as the Fed has taken a number of steps to insure the stability of the financial system:

o     Cut the Fed funds rate target four times totaling 225 basis points

o Helped JPMorgan bail out Bear Stearns by guaranteeing $30 billion of Bear's most troubled assets

o Enacted a new initiative, the Primary Dealer Credit Facility, to lend to non-depositories

That said, we believe that market sentiment is still overly optimistic for the current state of economic data. High commodity costs, a weak dollar, declining interest rates, tight credit and plummeting consumer confidence have positioned the U.S. economy at the door of an economic recession. The greatest risk to the fragile optimism of investors is a rash of bank failures. We believe that midsized regional banks and community banks loan portfolio values are deteriorating and would not be surprised to see a few failures. This would have very negative ramifications for stock market prices. Therefore, we own no small banks in our portfolio. We have also limited our exposure to the housing sector as we think that housing prices have further to decline. We are not buying investment banks and brokers, but are buying asset managers with international exposure and large diversified banks with lower subprime debt exposure.

Commodity prices are up as a result of demand and the weak dollar. We think commodity prices eventually will cool but for now we are still benefiting by positions in Arch Coal, a new holding, TransOcean and XTO Energy. We are also adding to our positions in Aerospace and Defense due to high order backlogs (Boeing and Rockwell Collins). Finally, we think the Health Care sector presents reasonable valuations and expect biotech to drive performance in this sector. Gilead Sciences, Celgene and Genetech should provide positive performance.

Looking forward, the Fed will continue to appropriately roll out various measures to ensure the safety and continued functioning of the financial system. We believe that further rate cuts are inevitable and that the Fed funds rate could drop significantly lower should economic conditions dictate and/or stresses to the financial system continue. The Fed's secondary objective of fighting inflation will be deemphasized until the more important deflationary forces subside.

We remain hopeful that the Fed will be able to successfully help the U.S. economy avoid a full blown recession, yet control untamed inflation. We expect 2008 GDP growth to be at or below 2%, well below historical trends. Given these headwinds, we would be pleased to witness general market performance in the range of mid to high single digits

We remain ever vigilant of capital preservation during these uncertain times and are comfortable having reduced exposures to market sectors that have and will continue to experience slowed earnings growth and return metrics. We remain confident in our strategy of holding a well diversified group of stocks that have strong, experienced management teams, are industry leaders, and have adequate capital positions.

We would like to take the opportunity to express our sincere appreciation to our valued and growing family of shareholders for entrusting your assets to our care and your continued belief in the Profit Fund investment style. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ Eugene A. Profit

Eugene A. Profit
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END ARE AVAILABLE BY CALLING 1-888-744-2337.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectuses contain this and other important information. To obtain a copy of the Fund's prospectus please visit www.profitfunds.com or call 1-888-744-2337 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Profit Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser's current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

THE PROFIT FUND
================================================================================

                        THE PROFIT FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                              AS OF MARCH 31, 2008
                                   (UNAUDITED)

                              [BAR CHART OMITTED]

                                    The Profit    S&P 500
                                       Fund        Index
                                     ---------------------
Consumer Discretionary                  8.3%         8.6%
Consumer Staples                        7.4%        11.1%
Energy                                  8.7%        13.3%
Financials                             11.7%        16.8%
Health Care                            19.0%        11.7%
Industrials                            22.1%        12.2%
Information Technology                 20.7%        15.7%
Materials                               0.0%         3.6%
Telecommunications Services             2.1%         3.4%
Utilities                               0.0%         3.6%


                                TOP TEN HOLDINGS
                                 March 31, 2008
                                   (Unaudited)
--------------------------------------------------------------------------------
                                                                % OF
               SECURITY DESCRIPTION                          NET ASSETS
               --------------------                          ----------
               XTO Energy, Inc.                                 3.4%
               Wal-Mart Stores, Inc.                            3.0%
               AFLAC, Inc.                                      2.9%
               Genentech, Inc.                                  2.8%
               Gilead Sciences, Inc.                            2.8%
               General Electric Co.                             2.6%
               Celgene Corp.                                    2.6%
               Western Digital Corp.                            2.5%
               United Technologies Corp.                        2.4%
               Danaher Corp.                                    2.4%

THE PROFIT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 97.9%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 8.8%
     2,430   Boeing Co. ........................................   $    180,719
     2,540   General Dynamics Corp. ............................        211,760
     4,008   Rockwell Collins, Inc. ............................        229,057
     3,500   United Technologies Corp. .........................        240,870
                                                                   ------------
                                                                        862,406
                                                                   ------------
             BEVERAGES -- 2.2%
     3,640   Coca-Cola Co. (The) ...............................        221,567
                                                                   ------------

             BIOTECHNOLOGY -- 9.9%
     4,239   Amgen, Inc. (a) ...................................        177,105
     4,130   Celgene Corp. (a) .................................        253,128
     3,408   Genentech, Inc. (a) ...............................        276,661
     5,290   Gilead Sciences, Inc. (a) .........................        272,594
                                                                   ------------
                                                                        979,488
                                                                   ------------
             CAPITAL MARKETS -- 4.1%
     1,760   Franklin Resources, Inc. ..........................        170,702
       672   Goldman Sachs Group, Inc. .........................        111,142
     2,190   Legg Mason, Inc. ..................................        122,596
                                                                   ------------
                                                                        404,440
                                                                   ------------
             COMMERCIAL BANKS -- 1.3%
     4,340   Wells Fargo & Co. .................................        126,294
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES -- 1.9%
     5,690   Waste Management, Inc. ............................        190,956
                                                                   ------------

             COMMUNICATIONS EQUIPMENT -- 4.1%
     7,158   Cisco Systems, Inc. (a) ...........................        172,436
     5,600   QUALCOMM, Inc. ....................................        229,600
                                                                   ------------
                                                                        402,036
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 6.8%
    15,136   EMC Corp. (a) .....................................        217,050
     4,550   Hewlett-Packard Co. ...............................        207,753
     9,150   Western Digital Corp. (a) .........................        247,416
                                                                   ------------
                                                                        672,219
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES -- 1.8%
     4,140   JPMorgan Chase & Co. ..............................        177,813
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
     5,662   Verizon Communications, Inc. ......................        206,380
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 2.2%
     1,574   Transocean, Inc. (a) ..............................        212,805
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 97.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING -- 5.0%
     5,594   Wal-Mart Stores, Inc. .............................   $    294,692
     5,869   Whole Foods Market, Inc. ..........................        193,501
                                                                   ------------
                                                                        488,193
                                                                   ------------
             HEALTH CARE EQUIPMENT & SALES -- 2.6%
     1,826   Hologic, Inc. (a) .................................        101,526
     3,264   Medtronic, Inc. ...................................        157,880
                                                                   ------------
                                                                        259,406
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.8%
     3,844   Quest Diagnostics, Inc. ...........................        174,018
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE -- 1.7%
     4,830   Marriott International, Inc. - Class A ............        165,959
                                                                   ------------

             HOUSEHOLD DURABLES -- 2.0%
     3,585   Garmin Ltd. .......................................        193,626
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 4.5%
     2,362   3M Co. ............................................        186,952
     6,940   General Electric Co. ..............................        256,849
                                                                   ------------
                                                                        443,801
                                                                   ------------
             INSURANCE -- 4.2%
     4,345   AFLAC, Inc. .......................................        282,208
         1   Berkshire Hathaway, Inc. - Class A (a) ............        133,400
                                                                   ------------
                                                                        415,608
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 1.7%
     5,804   Akamai Technologies, Inc. (a) .....................        163,441
                                                                   ------------

             MACHINERY -- 4.2%
     3,161   Danaher Corp. .....................................        240,331
     3,520   Illinois Tool Works, Inc. .........................        169,770
                                                                   ------------
                                                                        410,101
                                                                   ------------
             MEDIA -- 2.3%
     7,199   Walt Disney Co. (The) .............................        225,905
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 6.3%
     3,830   Arch Coal, Inc. ...................................        166,605
     2,650   Marathon Oil Corp. ................................        120,840
     5,416   XTO Energy, Inc. ..................................        335,034
                                                                   ------------
                                                                        622,479
                                                                   ------------
             PHARMACEUTICALS -- 4.2%
     3,708   Barr Pharmaceuticals, Inc. (a) ....................        179,133
     3,645   Johnson & Johnson .................................        236,451
                                                                   ------------
                                                                        415,584
                                                                   ------------
             ROAD & RAIL -- 2.3%
     4,079   CSX Corp. .........................................        228,709
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 97.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
     9,337   Intel Corp. .......................................   $    197,758
                                                                   ------------

             SOFTWARE -- 5.7%
     4,950   Adobe Systems, Inc. (a) ...........................        176,170
     6,418   Citrix Systems, Inc. (a) ..........................        188,240
     9,923   Oracle Corp. (a) ..................................        194,094
                                                                   ------------
                                                                        558,504
                                                                   ------------
             SPECIALTY RETAIL -- 2.2%
     9,879   Staples, Inc. .....................................        218,425
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $8,579,690) .............   $  9,637,921
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 2.0%                                VALUE
--------------------------------------------------------------------------------
    96,335   Evergreen Institutional Money Market Fund, 3.27%(b)   $     96,335
    96,335   Fidelity Institutional Government Portfolio, 2.70%(b)       96,335
                                                                   ------------
             TOTAL MONEY MARKET FUNDS (Cost $192,670)...........   $    192,670
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE -- 99.9%
               (Cost $8,772,360) ...............................   $  9,830,591

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% .....         11,202
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $  9,841,793
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective interest rate at March 31, 2008.

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)
================================================================================

ASSETS
Investments in securities:
   At acquisition cost .........................................   $  8,772,360
                                                                   ============
   At value (Note 2) ...........................................   $  9,830,591
Receivable for capital shares sold .............................            850
Dividends receivable ...........................................         11,632
Other assets ...................................................         16,327
                                                                   ------------
   TOTAL ASSETS ................................................      9,859,400
                                                                   ------------

LIABILITIES
Payable for capital shares redeemed ............................            201
Payable to Adviser (Note 4) ....................................          2,447
Payable to Administrator (Note 4) ..............................          6,000
Other accrued expenses and liabilities .........................          8,959
                                                                   ------------
   TOTAL LIABILITIES ...........................................         17,607
                                                                   ------------

NET ASSETS .....................................................   $  9,841,793
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital ................................................   $  8,495,274
Accumulated net investment loss ................................        (24,719)
Accumulated net realized gains from security transactions ......        313,007
Net unrealized appreciation on investments .....................      1,058,231
                                                                   ------------
NET ASSETS .....................................................   $  9,841,793
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..................        537,664
                                                                   ============

Net asset value, offering price, and redemption price per share    $      18.30
                                                                   ============

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
================================================================================

INVESTMENT INCOME
   Dividends ...................................................   $     68,090
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 4) ...........................         66,290
   Professional fees ...........................................         18,997
   Compliance fees and expenses (Note 4) .......................         18,139
   Accounting services fees (Note 4) ...........................         15,000
   Administration fees (Note 4) ................................         12,000
   Transfer agent fees (Note 4) ................................          9,000
   Registration fees ...........................................          6,124
   Postage and supplies ........................................          5,887
   Insurance expense ...........................................          5,404
   Reports to shareholders .....................................          4,833
   Distribution expense (Note 4) ...............................          4,373
   Custodian fees ..............................................          2,499
   Trustees' fees ..............................................          1,250
   Other expenses ..............................................          3,499
                                                                   ------------
      TOTAL EXPENSES ...........................................        173,295
   Fees waived and expenses reimbursed by the Adviser (Note 4) .        (80,486)
                                                                   ------------
      NET EXPENSES .............................................         92,809
                                                                   ------------

NET INVESTMENT LOSS ............................................        (24,719)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ...............        658,725
   Net change in unrealized appreciation/depreciation
      on investments ...........................................     (1,689,766)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (1,031,041)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (1,055,760)
                                                                   ============

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                         SIX MONTHS
                                                            ENDED            YEAR
                                                          MARCH 31,         ENDED
                                                            2008        SEPTEMBER 30,
                                                         (UNAUDITED)        2007
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................   $    (24,719)   $    (86,292)
   Net realized gains from security transactions ....        658,725       1,139,450
   Net change in unrealized
      appreciation/depreciation on investments ......     (1,689,766)        692,904
                                                        ------------    ------------
Net increase (decrease) in net assets from operations     (1,055,760)      1,746,062
                                                        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains from security transactions     (1,231,158)       (355,436)
                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................        118,612         873,781
   Reinvestment of distributions to shareholders ....      1,227,268         354,313
   Payments for shares redeemed .....................       (731,262)     (2,045,795)
                                                        ------------    ------------
Net increase (decrease) in net assets
   from capital share transactions ..................        614,618        (817,701)
                                                        ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............     (1,672,300)        572,925

NET ASSETS
   Beginning of period ..............................     11,514,093      10,941,168
                                                        ------------    ------------
   End of period ....................................   $  9,841,793    $ 11,514,093
                                                        ============    ============

ACCUMULATED NET INVESTMENT LOSS .....................   $    (24,719)   $       --
                                                        ============    ============
CAPITAL SHARE ACTIVITY
   Shares sold ......................................          5,872          41,548
   Shares issued in reinvestment of
     distributions to shareholders ..................         61,983          17,284
   Shares redeemed ..................................        (33,931)        (97,036)
                                                        ------------    ------------
   Net increase (decrease) in shares outstanding ....         33,924         (38,204)
   Shares outstanding, beginning of period ..........        503,740         541,944
                                                        ------------    ------------
   Shares outstanding, end of period ................        537,664         503,740
                                                        ============    ============

See accompanying notes to financial statements.

THE PROFIT FUND
FINANCIAL HIGHLIGHTS
================================================================================

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                           MARCH 31,      ENDED          ENDED          ENDED          ENDED          ENDED
                                             2008        SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,
                                         (UNAUDITED)       2007           2006           2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $    22.86     $    20.19     $    19.34     $    17.61     $    15.41     $    11.85
                                         ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from
   investment operations:
   Net investment loss ...............        (0.05)         (0.17)         (0.29)         (0.15)         (0.18)         (0.32)
   Net realized and unrealized
      gains (losses) on investments ..        (1.96)          3.51           1.64           1.88           2.38           3.88
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations .....        (2.01)          3.34           1.35           1.73           2.20           3.56
                                         ----------     ----------     ----------     ----------     ----------     ----------
Less distributions:
   From net realized gains from
      security transactions. .........        (2.55)         (0.67)         (0.50)          --             --             --
                                         ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .....   $    18.30     $    22.86     $    20.19     $    19.34     $    17.61     $    15.41
                                         ==========     ==========     ==========     ==========     ==========     ==========

Total return (a) .....................       (9.65%)(b)     16.92%          7.10%          9.82%         14.28%         30.04%
                                         ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ..   $    9,842     $   11,514     $   10,941     $   11,655     $    6,886     $    3,595
                                         ==========     ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to
   average net assets (c). ...........        1.75%(d)       1.85%          2.45%          2.45%          2.54%          3.61%

Ratio of net investment loss to
   average net assets ................       (0.47%)(d)     (0.77%)        (1.41%)        (0.77%)        (1.15%)        (2.28%)

Portfolio turnover rate ..............          27%(b)         39%            32%            65%            33%            30%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Not annualized.

(c) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.28%(d), 3.18%, 3.23%, 3.37%, 3.70% and 5.59% for the periods ended March 31, 2008,
      September 30, 2007, 2006, 2005, 2004 and 2003, respectively (Note 4).

(d)   Annualized.

See accompanying notes to financial statements.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The Profit Fund (the "Fund") is a diversified series of Profit Funds Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996.

The Fund seeks to provide investors with high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies
(that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six months ended March 31, 2008 and the year ended September 30, 2007 was long-term capital gains.

Contingencies and commitments -- The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis as of March 31, 2008:

--------------------------------------------------------------------------------
Cost of portfolio investments ................................     $  8,772,360
                                                                   ============
Gross unrealized appreciation ................................     $  1,568,365
Gross unrealized depreciation ................................         (510,134)
                                                                   ------------
Net unrealized appreciation ..................................     $  1,058,231
Accumulated ordinary losses ..................................          (24,719)
Other gains ..................................................          313,007
                                                                   ------------
Accumulated earnings .........................................     $  1,346,519
                                                                   ============
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund has adopted FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statue of limitations on the Fund's tax returns remains open for the years ended September 30, 2004 through September 30, 2007.

3.    INVESTMENT TRANSACTIONS

During the six months ended March 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $2,791,428 and $3,041,600, respectively.

4.    TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Investor Resources Group, LLC, d.b.a. Profit Investment Management (the "Adviser"). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

The Chief Compliance Officer (the "CCO") of the Trust is an affiliate of the Adviser. The Fund pays the CCO $36,000 annually for her services as CCO to the Trust. In addition, the Fund reimburses the CCO for out-of-pocket expenses.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Fund pays each Trustee who is not affiliated with the Adviser a per meeting fee of $250. Trustees who are affiliated with the Adviser do not receive compensation.

MANAGEMENT AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of a Management Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund's average daily net assets.

The Adviser has contractually agreed, until at least February 1, 2009, to waive a portion of its advisory fees and, if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses do not exceed 1.75% per annum of the Fund's average daily net assets (the "Expense Cap"). As a result of the Expense Cap, the Adviser waived all of its investment advisory fees in the amount of $66,290 and reimbursed other Fund expenses totaling $14,196 during the six months ended March 31, 2008.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DISTRIBUTION AGREEMENT
The Fund has entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor receives $6,000 annually for its services to the Fund.

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the "Plan") under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund paid distribution related expenses of $4,373 under the Plan during the six months ended March 31, 2008.

5.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (October 1, 2007) and held until the end of the period (March 31, 2008).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                       Beginning         Ending       Expenses
                                     Account Value   Account Value   Paid During
                                      Oct. 1, 2007   March 31, 2008    Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return             $1,000.00       $  903.50       $8.33

Based on Hypothetical 5% Return
   (before expenses)                    $1,000.00       $1,016.25       $8.82
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-744-2337, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-744-2337, or on the SEC's website at http://www.sec.gov.

The Fund files its complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-888-744-2337. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the Fund's Management Agreement with the Adviser. Approval took place at an in-person meeting, held on November 28, 2007 at which all Trustees were present.

In the course of their consideration of the Agreement, the Independent Trustees met in executive session and were advised by their independent legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Trustees and counsel.

In considering the Management Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the following factors:.

(i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided by the Adviser to the Fund. They discussed the responsibilities of the Adviser under the Management Agreement and the Adviser's compensation under the Agreement. The Independent Trustees also reviewed the background and experience of the Adviser's key investment and operating personnel. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser were satisfactory for the Fund.

(ii) THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In this regard, the Independent Trustees compared the performance of the Fund with the performance of the S&P 500 Index, the Dow Jones Industrial Average and averages of comparable funds managed by other advisers over various periods ended September 30, 2007. The Independent Trustees were also provided with comparative performance numbers of the universe of funds that have assets of less than $50 million, less than $100 million, and all funds that are categorized by Morningstar as "large growth" funds. The Independent Trustees also considered the consistency of the Adviser's management of the Fund with the Fund's investment objective and policies. The Trustees noted that although the Fund's one-year performance trailed the average and median for large growth funds, as reported by Morningstar, the Fund's five-year and ten-year performance exceeded that same category's average and median for such periods. The Independent Trustees concluded that the investment performance of the Fund has been satisfactory.

(iii) THE COSTS OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM ITS RELATIONSHIP WITH THE FUND. In this regard, the Independent
      Trustees considered the Adviser's staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Independent Trustees reviewed the rate of the advisory fee paid by the Fund under the Management Agreement and compared it to the average advisory fee ratios of similar mutual funds as reported by Morningstar. They also compared the total operating expense ratio of the Fund with average expense ratios of representative funds. The Trustees also considered the Adviser's proposal to continue for an additional year its contractual commitment to limit the Fund's

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED) (CONTINUED)
================================================================================

      annual ordinary operating expense to 1.75% of the Fund's average daily net assets. They noted that, based on comparative information provided by the Adviser, the management fees paid by the Fund are higher than the average and median management fees paid by other large growth funds and they noted the same was true with regards to the Fund's overall expense ratio. The Independent Trustees considered that the Adviser waived all of its advisory fees and reimbursed a portion of other Fund operating expenses during the fiscal year ended September 30, 2007. It was noted by the Independent Trustees that the Adviser has yet to recognize a profit with respect to its services to the Fund. The Independent Trustees further noted that the Adviser has incurred significant losses over the life of the Fund. The Independent Trustees also reviewed the balance sheet of the Adviser as of September 30, 2007. The Independent Trustees considered the "fallout benefits" to the Adviser, including the research services received by the Adviser as a result of the placement of the Fund's brokerage. Following further consideration of the foregoing, including the Adviser's commitment to maintain the overall expense ratio of the Fund at 1.75% until at least February 1, 2009, the Independent Trustees concluded that the fees paid to the Adviser are reasonable.

(iv) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUND'S INVESTORS. In this regard, the Independent Trustees considered that over the life of the Fund the Adviser has received little or no advisory fees because it was subsidizing the Fund to reduce operating expenses, and has committed to continue to subsidize the Fund. The Independent Trustees discussed that, at current asset levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees determined that it is not necessary or appropriate to introduce fee breakpoints at the present time. The Independent Trustees noted, however, that if the Fund begins to grow in size to a significant degree, it may become necessary for the Adviser to consider adding fee breakpoints to the Management Agreement.

CONCLUSION

The Independent Trustees concluded that, based on the long-term performance of the Fund, they believe that the Adviser has provided high quality advisory services to the Fund. The Independent Trustees further concluded that, although the advisory fees and the total operating expenses (after fee waivers) of the Fund are in the higher range when compared to other comparably managed funds, they believe the fees and overall expense ratio to be reasonable given the quality of services provided by the Adviser, the relatively small size of the Fund, and the absence to date of any profits accruing to the Adviser from the Management Agreement. The Independent Trustees also reported that the Adviser's contractual commitment to limit the annual ordinary operating expenses of the Fund to 1.75% of the Fund's average daily net assets was an important factor in their deliberations.

After full consideration of the above factors as well as other factors, the Trustees, including all the Independent Trustees, concluded that approval of the Management Agreement was in the best interests of the Fund and its shareholders.

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


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

                PROFIT FUNDS INVESTMENT TRUST
                8401 Colesville Road, Suite 320
                Silver Spring, Maryland 20910

                BOARD OF TRUSTEES
                Eugene A. Profit
                Larry E. Jennings, Jr.
                Robert M. Milanicz
                Deborah T. Owens

                INVESTMENT ADVISER
                PROFIT INVESTMENT MANAGEMENT
                8401 Colesville Road, Suite 320
                Silver Spring, Maryland 20910
                (301) 650-0059

                ADMINISTRATOR/TRANSFER AGENT
                ULTIMUS FUND SOLUTIONS, LLC
                P.O. Box 46707
                Cincinnati, Ohio 45246-0707

                SHAREHOLDER SERVICE
                Nationwide: (Toll-Free) 888-744-2337


This report is for the information of the shareholders of The Profit Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by a current Fund prospectus.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CERT        Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT     Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Profit Funds Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Eugene A. Profit
                                    --------------------------------------------
                                    Eugene A. Profit, President

Date          May 28, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eugene A. Profit
                                    --------------------------------------------
                                    Eugene A. Profit, President

Date          May 28, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                                    --------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 28, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.